Inventories (Details) - Schedule of inventory - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Inventory Abstract
Raw materials	¥ 12,294	¥ 32,004
Work in progress	2,972	1,326
Finished goods	11,217	13,533
Total inventory, gross	26,483	46,863
Inventory reserve	(10,314)	(10,792)
Total inventory, net	¥ 16,169	¥ 36,071